NET SALES	6 Months Ended
Jun. 30, 2022
NET SALES
NET SALES

27.NET SALES

	June 30,	June 30,
	2022	2021
Gross sales	25,466,749	21,899,618
Sales deductions
Returns and cancelations	(42,388)	(29,346)
Discounts and rebates	(3,187,446)	(2,387,828)
	22,236,915	19,482,444
Taxes on sales	(974,425)	(748,839)
Net sales	21,262,490	18,733,605